Subsequent Events (Details Narrative) - USD ($)	1 Months Ended					9 Months Ended	12 Months Ended
	Feb. 17, 2026	Dec. 25, 2025	Oct. 21, 2025	Mar. 27, 2025	Feb. 28, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible notes						$ 63,120	$ 196,077	$ 54,000
Exercise price							$ 3.00
Interest rate							4.15%
Common stock issued for conversion				2,589,450
Convertible Preferred Sock Series C [Member]
Shares issued for service				197,500
Preferred stock convertible shares				776,831
Shares issued for service, value				$ 2,769,740
Shares issued				275,000
Shares issued, value				$ 160,000
Subsequent Event [Member]
Subsequent event, description			193,968 shares of its Series C Convertible Preferred Stock for an aggregate purchase price of approximately $2.7 million, net of proceeds, and (ii) PIPE Warrants to purchase up to 323,276 shares of Common Stock at an offering price of $15.00 per share of Series C Preferred Stock and accompanying PIPE Warrant. The PIPE Warrants are exercisable immediately upon issuance at an exercise price of $6.00 per share and will expire five years from the date of issuance. In addition, the Company issued 48,491 placement agent warrants for a period of five years at an exercise price per share of $5.40
Shares issued		5,000,000
Common stock issued for conversion		150,000
Shares issued related party		292,663
Common stock issued for conversion related party		632,150
conversion of debt	$ 110,000	$ 89,549
conversion of debt issue	45,834	11,321
Common Stock for cashless exercise of warrants	15,084	165,419
Purchase price in cash		$ 100,000
Common stock valued		$ 1,775,400
Bottom [Member]
Exercise price, per share				$ 4.00
Interest rate						4.02%
Top [Member]
Exercise price, per share				$ 6.00
Interest rate						4.34%
Twelve Subscription Agreements [Member]
Convertible notes					$ 4,075,000
Warrants to purchase common stock					848,963
Convertible notes term					12 years
Exercise price					$ 3.00
Interest rate					10.00%
Warrants term					5 years